Significant Accounting and Reporting Policies - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	3 Months Ended		9 Months Ended
	Dec. 31, 2011 Year	Dec. 31, 2010	Dec. 31, 2011 Year	Dec. 31, 2010	Mar. 31, 2011
Significant Accounting Policies [Line Items]
A maximum lag period of recognizing the results of subsidiaries and affiliates			3 months
Revenues on direct financing leases and installment loans past due policy			The Company and its subsidiaries suspend accruing revenues on past-due installment loans and direct financing leases when principal or interest is past-due 90 days or more, or earlier, if management determines that their collections are doubtful based on factors such as individual debtors’ creditworthiness, historical loss experience, current delinquencies and delinquency trends.
Available-for-sale securities, recognition of losses related to equity securities policy			For available-for-sale securities, the Company and its subsidiaries generally recognize losses related to equity securities for which the fair value has been significantly below the acquisition cost (or current carrying value if an adjustment has been made in the past) for more than six months.
Provision for income taxes			¥ 7,661
Increase in additional paid-in capital had such stock splits made prior to October 1, 2001			24,674
Investment in operating lease, accumulated depreciation	413,570		413,570		402,697
Loans held for sale in installment loans	8,896		8,896		13,718
Goodwill	92,685		92,685		94,790
Amortization of policy acquisition costs charged to income	1,853	2,098	6,433	7,015
Effective income tax rates including discontinued operations	8.40%	38.50%	31.40%	38.70%
National Corporate tax			30.00%
Inhabitant tax			6.00%
Enterprise tax			8.00%
Statutory income tax rate			40.90%
Tax losses Carry-forward period	7		7
Advance and/or progress payments for development of condominiums for sale	86,766		86,766		96,197
Finished goods	8,643		8,643		12,213
Write-down of advance and/or progress payments for development of residential condominiums	1,323	2,548	1,833	2,998
After Amendment
Significant Accounting Policies [Line Items]
Tax losses Carry-forward period	9		9
Percentage of taxable income available for deduction			80.00%
Fiscal years beginning between April 1, 2012 and March 31, 2015
Significant Accounting Policies [Line Items]
Statutory income tax rate			38.30%
Fiscal year beginning after April 1, 2015
Significant Accounting Policies [Line Items]
Statutory income tax rate			35.90%
Other Operating Assets
Significant Accounting Policies [Line Items]
Accumulated depreciation	37,826		37,826		34,739
Office Facilities
Significant Accounting Policies [Line Items]
Accumulated depreciation	¥ 39,051		¥ 39,051		¥ 39,057